Acquisition (Details) - USD ($) shares in Millions	Nov. 30, 2023	Nov. 12, 2023
Acquisition [Abstract]
Shares received (in Shares)		23
Royalties	$ 3,500,000	$ 3,500,000
Royalty percentage	5.00%	5.00%
Net Sales	$ 100,000,000	$ 100,000,000